Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Transactions in Derivative Financial Instruments	Financial instruments - the composition of the derivatives
	June 30, 2026	December 31, 2025
	€ in thousands
Derivatives presented under current assets
Swap contracts	150	110
Financial power swap	4,907	3,633
	5,057	3,743

Derivatives presented under non-current assets
Swap contracts	730	844
Financial power swap	12,846	11,589
	13,576	12,433

Derivatives presented under current liabilities
Swap contracts	(33)	(85)
Financial power swap	(1,501)	(590)
	(1,534)	(675)

Derivatives presented under non-current liabilities
Financial power swap	(967)	(1,300)
	(967)	(1,300)

Schedule of Fair Values of the Other Financial Liabilities

The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2026
	Carrying	Fair value			Valuation techniques for determining	Inputs used to determine
	amount	Level 1	Level 2	Level 3	fair value	fair value
	€ in thousands
Non-current liabilities:
Debentures	212,963	218,907	-	-		Market price
Loans from banks and others (including current maturities)	411,101	-	346,956	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2%-2.5% with a zero floor; Euribor+ 5.27%; fixed rate for several years 3.1%-6% Linkage to Euribor; 2.75%-4.78% and 7% Linkage to Consumer price index in Israel; floating interest rate based on the USA Bank Rate minus a spread of 0.75%; floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%; fixed rate of 2.58%-5.5%
	624,064	218,907	346,956	-

Schedule of Fair Values Hierarchy	Level 3: inputs that are not based on observable market data (unobservable inputs).
	June 30, 2026
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Warrants	(1,548)	-	(514)	(2,062)	Fair value is measured using the Binomial Option Pricing Model.
Swap contracts	-	847	-	847	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	17,753	17,753	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap	-	-	(2,468)	(2,468)	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value

The table hereunder presents a reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

	Financial assets	Financial liability
	Financial power swap
	€ in thousands

Balance as at December 31, 2025	15,222	(1,890)

Total income recognized in profit or loss	(3,336)	306

Total income recognized in other comprehensive income	5,867	(884)

Balance as at June 30, 2026	17,753	(2,468)